Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Antidilutive securities	1,560,783	1,728,597
Share options
Earnings per share [line items]
Antidilutive securities	1,516,641	1,692,347
DSUs
Earnings per share [line items]
Antidilutive securities	44,142	36,250